INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Total

As of January 1, 2017	1,128	380	358	337	54	2,257

Additions	332	178	—	—	8	518
Disposals	(1)	(2)	—	—	(1)	(4)
Amortization charge for the year	(161)	(206)	(83)	(75)	(12)	(537)
Transfer	—	4	—	—	(4)	—
Translation adjustment	(42)	(3)	(13)	(7)	(1)	(66)

As of December 31, 2017	1,256	351	262	255	44	2,168

Additions	526	171	—	—	20	717
Disposals	(6)	(1)	—	—	—	(7)
Amortization charge for the year	(176)	(179)	(74)	(54)	(12)	(495)
Impairment	(251)	(48)	—	—	—	(299)
Transfer	—	2	—	—	(2)	—
Translation adjustment	(154)	(32)	(10)	(24)	(10)	(230)

As of December 31, 2018	1,195	264	178	177	40	1,854
Cost	2,365	1,006	527	1,675	254	5,827
Accumulated amortization and impairment	(1,170)	(742)	(349)	(1,498)	(214)	(3,973)

During 2018, there were no material change in estimates related to intangible assets 2018 other than the impairment described in Note 11 of US$299 (2017: nil, 2016: US$14).
During 2018, VEON acquired intangible assets in the amount of US$100 (2017: US$92), which were not yet paid for as of year-end.
Acquisition of spectrum in Ukraine
In January 2018, the Company’s wholly-owned subsidiary in Ukraine, Kyivstar, secured one of three licenses to provide nationwide 4G/LTE services. All approvals and licenses were obtained, and company successfully launched 4G throughout Ukraine on 08.04.2018 at 2600 MHZ and on 01.07.2018 at 1800 Mhz.
Kyivstar has fulfilled all its current license obligations for 2600 MHz and 1800 MHz licenses required, some license obligations will arise in the future and will be fulfilled on ongoing basis. Kyivstar paid UAH 0.9 billion (US$32) for 15MHz (paired) of contiguous frequency in the 2600 MHz band.
In addition, in March 2018, Kyivstar was awarded the following spectrum in the 1800MHz band suitable for 4G/LTE:

•	25MHz (paired) at UAH 1.325 billion (US$47); and

•	two lots of 5MHz (paired) at UAH 1.512 billion (US$53).
Acquisition of additional spectrum and 4G/LTE License in Bangladesh
In February 2018, the Company’s wholly-owned subsidiary in Bangladesh, Banglalink, was awarded technology neutral spectrum in the 1800 and 2100 MHz bands.
Banglalink will pay a total of US$308.6 for the spectrum excluding VAT. An upfront payment of 60% for the spectrum was paid in February 2018, with the remaining 40% payable over 4 years. In addition, Banglalink has paid US$35 to convert its existing spectrum holding in 900MHz and 1800MHz into technology neutral spectrum and a fee of BDT 100 million (US$1.2) to acquire the 4G/LTE license.
COMMITMENTS
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2018	2017

Less than 1 year	23	40
Between 1 and 5 years	—	4

Total commitments	23	44

ACCOUNTING POLICIES
Intangible assets acquired separately are measured initially at cost and are subsequently measured at cost less accumulated amortization and impairment losses.
Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually.
SOURCE OF ESTIMATION UNCERTAINTY
Depreciation and amortization of non-current assets
Refer also to Note 12 for further details regarding source of estimation uncertainty.
Significant estimates in the evaluation of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on churn, the remaining license or concession period and the expected developments in technology and markets.
The actual economic lives of intangible assets may be different than estimated useful lives, thereby resulting in a different carrying value of intangible assets with finite lives. We continue to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively.